Income taxes - Tax loss carryforwards (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Tax loss carryforwards	$ 486,172
Tax loss carryforwards utilized	199,537	$ 186,922	$ 258,900
Other subsidiary losses
Income taxes
Tax loss carryforwards	$ 88,026
Duration of tax losses	10 years
2002
Income taxes
Tax loss carryforwards	$ 7,939
2003
Income taxes
Tax loss carryforwards	188,782
2004
Income taxes
Tax loss carryforwards	160,627
2005
Income taxes
Tax loss carryforwards	1,733
2007
Income taxes
Tax loss carryforwards	3,157
2008
Income taxes
Tax loss carryforwards	13,224
2012
Income taxes
Tax loss carryforwards	33,600
2018
Income taxes
Tax loss carryforwards	6,504
2019
Income taxes
Tax loss carryforwards	6,989
2020
Income taxes
Tax loss carryforwards	27,348
2021
Income taxes
Tax loss carryforwards	24,591
2022
Income taxes
Tax loss carryforwards	$ 11,678